Sale of Steelmaking Coal Business and Discontinued Operations - Summary of Result of Discontinued Operations (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 11, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Cost of sales		$ (7,458)	$ (5,364)
Gross profit		1,607	1,112
Other operating income (expenses)		(151)	(391)
Non-operating income		7	(249)
Provision for income taxes		(205)	(237)
Profit from discontinued operations		1,206	2,620
Shareholders of the company		873	2,527
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			8,678
Cost of sales			(4,665)
Gross profit			4,013
Other operating income (expenses)			117
Net finance expense			(114)
Non-operating income			(17)
Profit from discontinued operations before taxes			3,999
Provision for income taxes			(1,371)
Profit from discontinued operations after taxes			2,628
Gain on sale	$ 81		(8)
Profit from discontinued operations			2,620
Shareholders of the company			2,527
Non-controlling interests			93
Net of tax expense	$ 897
Discontinued operations | Steelmaking Coal
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		4,640	8,535
Cost of sales		(2,718)	(4,504)
Gross profit		1,922	4,031
Other operating income (expenses)		(252)	117
Net finance expense		(63)	(112)
Non-operating income		24	(17)
Profit from discontinued operations before taxes		1,631	4,019
Provision for income taxes		(506)	(1,373)
Profit from discontinued operations after taxes		1,125	2,646
Gain on sale		81	0
Profit from discontinued operations		1,206	2,646
Shareholders of the company		873	2,553
Non-controlling interests		333	93
Net of tax expense		$ 897
Discontinued operations | Fort Hills Energy Limited Partnership
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			143
Cost of sales			(161)
Gross profit			(18)
Other operating income (expenses)			0
Net finance expense			(2)
Non-operating income			0
Profit from discontinued operations before taxes			(20)
Provision for income taxes			2
Profit from discontinued operations after taxes			(18)
Gain on sale			(8)
Profit from discontinued operations			(26)
Shareholders of the company			(26)
Non-controlling interests			$ 0